Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Common Stock
6. Common Stock
The Company’s fourth amended and restated certificate of incorporation authorizes the Company to issue 274,320,131 shares of common stock. As of June 30, 2026, the Company had reserved 207,952,902 shares of common stock for the conversion of the Preferred Stock (Note 5), as applicable.

7. Common Stock
The Company’s fourth amended and restated certificate of incorporation authorizes the authorizes the Company to issue 274,320,131 shares of common stock. As of December 31, 2025, the Company had reserved 215,060,316 shares of common stock for the conversion of the Preferred Stock (Note 6), as applicable.
The holders of shares of common stock are entitled to one vote for each share held with respect to all matters voted on by the stockholders of the Company. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of stock outstanding. In a Deemed Liquidation Event, after the payment in full of all preferential amounts required to be paid to the holder of shares of Preferred Stock, the holders of the then outstanding common stock are entitled to receive that portion of the remaining funds to be distributed to holders of common stock.